Commitments and contingencies	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

15. Commitments and contingencies

Commitments

Operating lease commitments

The Group leases certain of its office properties under non-cancellable operating lease arrangements. The terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

As of June 30, 2016, the Group had the following operating lease obligations falling due:

Amount
US$
(Unaudited)
July 1, 2016 - June 30, 2017	5,587,901
July 1, 2017 - June 30, 2018	4,583,295
July 1, 2018 - June 30, 2019	2,978,560
July 1, 2019 - June 30, 2020	547,412
July 1, 2020 and thereafter	417,345

Total	14,114,513

 Capital lease commitments

The Group leases a corporate aircraft under a non-cancellable capital lease arrangement. The terms of the lease do not contain contingent rent clauses.

As of June 30, 2016, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
(Unaudited)
July 1, 2016 - June 30, 2017	5,129,226
July 1, 2017 - June 30, 2018	5,129,226
July 1, 2018 - June 30, 2019	5,129,226
July 1, 2019 - June 30, 2020	5,129,226
July 1, 2020 and thereafter	5,129,226
Total minimum lease payments	25,646,130
Less interest	(6,095,345)
Capital lease obligations	19,550,785
Less current maturities of capital lease obligations	(3,001,999)
Long-term capital lease obligations	16,548,786

Other commitments

As of June 30, 2016, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
(Unaudited)
July 1, 2016 - June 30, 2017	295,095,377
July 1, 2017 - June 30, 2018	124,549,036
July 1, 2018 - June 30, 2019	53,987,335
July 1, 2019 - June 30, 2020	30,414,655
July 1, 2020 and thereafter	12,412,055

Total	516,458,458

Contingencies

As of June 30, 2016, the Group provided guarantees of US$1,680,552,328 (December 31, 2015: US$1,513,664,015), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group’s properties where the underlying real estate ownership certificates can be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group’s guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property.

 The fair value of the guarantees is not significantly different than the net realizable value of the properties and management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

On May 30, 2014, the Modern City project developed by Henan Xinyuan Real Estate Co., Ltd., completed the LAT final settlement with the local tax bureau. The Company received a tax clearance certificate, which confirmed that the Company’s accrual under the deemed profit method was adequate and there were no additional tax adjustments assessed by the local tax bureau as of May 30, 2014. Based on the above, management performed a reassessment and concluded that the likelihood of the contingency amounted to US$16.2 million in relation to deemed profit method being overturned is only reasonably possible as of June 30, 2016.

In connection with Ozarks Term loan obtained by Hudson 888 Owner LLC, XIN Development Group International Inc. agreed to provide a number of guarantees jointly and severally to Ozarks Bank. As of June 30, 2016, the amount under these guarantee arrangements was approximately US$26.3 million. Based on information currently available, the Company does not believe that it is probable that XIN Development Group International Inc. be required to pay any amount under these guarantees. Therefore, no amounts have been recognized in the financial statements for the underlying of these guarantee arrangements.